Consolidated Segment Data (Tables)	12 Months Ended
Dec. 31, 2025
Consolidated Segment Data [Abstract]
Schedule of Information by Segment

Selected information by segment from continuing operations is presented in the following tables for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Revenues(1)
Secured Logistics Business	$34,950,014	$32,436,289	$31,892,550
AI&Robotics Solution Business	282,687	198,902	757,284
	$35,232,701	$32,635,191	$32,649,834

	For the years ended December 31,
	2025	2024	2023
Revenues
Thailand	$35,086,635	$32,510,204	$31,930,845
Other countries	146,066	124,987	718,989
	$35,232,701	$32,635,191	$32,649,834

(1)	Revenue excludes intercompany sales.

	For the years ended December 31,
	2025	2024 (Restated)	2023 (Restated)
Operating profit /(loss)
Secured Logistics Business	$966,279	$798,461	$(1,895,092)
AI&Robotics Solution Business	(1,587,863)	(629,446)	(21,805,386)
Corporate and others (1)	(5,255,740)	(6,876,056)	(4,697,597)
Operating loss from continuing operations	$(5,877,324)	$(6,707,041)	$(28,398,075)
Total other income from three segments	133,253	353,821	437,608
Foreign exchange gains/(losses), net:
- Secured Logistics Business	13,433	29,410	241,813
- AI&Robotics Solution Business	596	(10,295)	55,567
- Corporate and others	(33,854)	(13,354)	7,646
Finance income/(costs), net
- Secured Logistics Business	(146,095)	(81,014)	(510,818)
- AI&Robotics Solution Business	(1,453)	(37,555)	(14,431)
- Corporate and others	618,922	457,456	(127,268)
Loss before income tax from continuing operations	(5,292,522)	(6,008,572)	(28,307,958)
Provision for income tax (expense)/benefit	6,394	125,925	(434,320)
Net loss for the year from continuing operations	(5,286,128)	(5,882,647)	(28,742,278)
Net (loss)/profit for the year from discontinued operations	(1,356,923)	37,947	(847,104)
Net loss for the year	(6,643,051)	(5,844,700)	(29,589,382)

Net loss for the year attributable to:
Net loss attributable to equity holders of the Company	(6,657,185)	(5,864,165)	(29,571,661)
Net profit/(loss) attributable to non-controlling interests	14,134	19,465	(17,721)
Net loss for the year	(6,643,051)	(5,844,700)	(29,589,382)

(1)	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash stock-based compensation expense of $1,350,800, $1,849,356 and $1,101,800 for the years ended December 31, 2025, 2024 and 2023 was solely attributable to the Corporate and others segment, respectively.

Schedule of Depreciation and Amortization by Segment

Depreciation and amortization by segment for the year ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023 (Restated)
Depreciation and amortization:
Secured Logistics Business	$2,847,646	$2,738,007	$3,256,128
AI&Robotics Solution Business	407,311	370,478	1,738,571
Corporate and others	30,927	7,729	-
	$3,285,884	$3,116,214	$4,994,699

Schedule of the Assets and Liabilities by Segment

Total assets by segment as of December 31, 2025 and 2024 are as follows:

	As at December 31,
	2025	2024
Secured Logistics Business	$25,890,499	$21,448,136
AI&Robotics Solution Business	3,770,157	1,979,695
General Security Solutions*	1,150,324	3,837,511
Corporate and others	18,282,830	17,427,077
	$49,093,810	$44,692,419

*	As of December 31, 2025, the total assets for general security solutions segment were presented as assets held for sale on the consolidated balance sheets.

Total liabilities

	As at December 31,
	2025	2024
Secured Logistics Business	$12,827,644	$9,837,999
AI&Robotics Solution Business	612,216	959,205
General Security Solutions*	1,111,804	1,485,464
Corporate and others	435,011	420,483
	$14,986,675	$12,703,151

*	As of December 31, 2025, the total liabilities for general security solutions segment were presented as liabilities directly associated with the assets held for sale on the consolidated balance sheets.

Schedule of Non-Current Assets by Geographical Segment

Total non-current assets other than financial instruments and deferred taxes by geographical segment as of December 31, 2025 and 2024 are as follows:

	As at December 31,
	2025	2024
The PRC (including Hong Kong and Macau)	$1,312,730	$2,993,136
Thailand	7,356,628	5,024,077
Other countries	-	147,479
	$8,669,358	$8,164,692